UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
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Address:   Two Greenwich Plaza, 4th Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

         Form 13F File Number:  028-13303
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Cimador
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     203-485-5270
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ James Cimador             Greenwich, Connecticut     May 17, 2010
----------------------------   ------------------------  -------------------
       [Signature]                      [City, State]           [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              42
                                               -------------

Form 13F Information Table Value Total:          $2,656,593
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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


            COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
                                                           VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS      CUSIP   (X$1000)   PRN AMT  PRN CALL  DISCRETION MANAGER       SOLE   SHARED  NONE
AMAZON COM INC                COM               023135106 101,448     747,207 SH        SOLE                   747,207
AMERICAN TOWER CORP           CL A              029912201  50,940   1,195,485 SH        SOLE                 1,195,485
APPLE INC                     COM               037833100 145,541     619,323 SH        SOLE                   619,323
BED BATH & BEYOND INC         COM               075896100  71,941   1,643,988 SH        SOLE                 1,643,988
BHP BILLITON LTD              SPONSORED ADR     088606108  29,335     365,230 SH        SOLE                   365,230
C H ROBINSON WORLDWIDE INC    COM NEW           12541W209  57,669   1,032,562 SH        SOLE                 1,032,562
CISCO SYS INC                 COM               17275R102  99,827   3,835,069 SH        SOLE                 3,835,069
CITRIX SYS INC                COM               177376100  57,044   1,201,675 SH        SOLE                 1,201,675
CITY NATL CORP                COM               178566105  30,051     556,814 SH        SOLE                   556,814
COGNIZANT TECHNOLOGY SOLUTIO  CL A              192446102 101,597   1,992,878 SH        SOLE                 1,992,878
COVIDIEN PLC                  SHS               G2554F105  84,392   1,678,441 SH        SOLE                 1,678,441
CROWN CASTLE INTL CORP        COM               228227104  51,716   1,352,752 SH        SOLE                 1,352,752
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100  28,554     728,408 SH        SOLE                   728,408
DISCOVERY COMMUNICATNS NEW    COM SER A         25470F104  58,618   1,734,782 SH        SOLE                 1,734,782
EXPRESS SCRIPTS INC           COM               302182100 116,120   1,141,120 SH        SOLE                 1,141,120
FMC TECHNOLOGIES INC          COM               30249U101  35,010     541,700 SH        SOLE                   541,700
FREEPORT-MCMORAN COPPER & GO  COM               35671D857  30,022     359,367 SH        SOLE                   359,367
GOLDMAN SACHS GROUP INC       COM               38141G104  41,975     246,000 SH        SOLE                   246,000
GOOGLE INC                    CL A              38259P508 102,434     180,622 SH        SOLE                   180,622
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106  45,210   2,055,927 SH        SOLE                 2,055,927
JPMORGAN CHASE & CO           COM               46625H100  72,909   1,629,253 SH        SOLE                 1,629,253
LAUDER ESTEE COS INC          CL A              518439104 101,656   1,567,077 SH        SOLE                 1,567,077
MEAD JOHNSON NUTRITION CO     COM               582839106  29,933     575,300 SH        SOLE                   575,300
MEDCO HEALTH SOLUTIONS INC    COM               58405U102  98,740   1,529,434 SH        SOLE                 1,529,434
NETAPP INC                    COM               64110D104  57,204   1,757,945 SH        SOLE                 1,757,945
POLO RALPH LAUREN CORP        CL A              731572103  58,082     683,002 SH        SOLE                   683,002
PRICELINE COM INC             COM NEW           741503403  30,643     120,168 SH        SOLE                   120,168
RANGE RES CORP                COM               75281A109  55,234   1,178,456 SH        SOLE                 1,178,456
SALESFORCE COM INC            COM               79466L302  57,730     775,420 SH        SOLE                   775,420
SBA COMMUNICATIONS CORP       COM               78388J106  51,343   1,423,434 SH        SOLE                 1,423,434
SCHLUMBERGER LTD              COM               806857108  88,726   1,398,139 SH        SOLE                 1,398,139
SCHWAB CHARLES CORP NEW       COM               808513105  28,385   1,518,708 SH        SOLE                 1,518,708
SOTHEBYS                      COM               835898107  28,405     913,642 SH        SOLE                   913,642
TERADATA CORP DEL             COM               88076W103  41,344   1,431,077 SH        SOLE                 1,431,077
UNION PAC CORP                COM               907818108  58,341     795,915 SH        SOLE                   795,915
URBAN OUTFITTERS INC          COM               917047102  58,904   1,547,264 SH        SOLE                 1,547,264
US BANCORP DEL                COM NEW           902973304  43,033   1,662,775 SH        SOLE                 1,662,775
VISA INC                      COM CL A          92826C839  87,160     957,490 SH        SOLE                   957,490
VMWARE INC                    CL A COM          928563402  58,268   1,093,201 SH        SOLE                 1,093,201
WALTER ENERGY INC             COM               93317Q105 101,104   1,095,737 SH        SOLE                 1,095,737
WEBMD HEALTH CORP             COM               94770V102  22,766     490,866 SH        SOLE                   490,866
WELLS FARGO & CO NEW          COM               949746101  87,239   2,803,313 SH        SOLE                 2,803,313

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